Derivatives - Derivative financial instruments (Details) - Consolidated entity - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financial liabilities
Hedging timeline	24 months
Foreign currency option
Financial liabilities
Opening value at January 1	€ 654
New contracts		€ 343
Fair value adjustments	2,558	146
Exchange rate difference	(80)
Closing value at September 30	3,132	€ 489
Foreign currency forwards
Financial assets.
Opening value at January 1	0
Fair value adjustments	66
Closing value at September 30	€ 66